Fair Value Measurements Financial Assets and Liabilities, Not Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Current Fiscal Year End Date	--12-31
Cost Method Investments	$ 31,816	$ 14,561
Cost Method Investments, Fair Value Disclosure	$ 35,369	$ 15,922